Supplementary Financial Statements Information (Cash and Cash Equivalents) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Statements Information [Abstract]
Cash and deposits	$ 1,604	[1]	$ 5,194	[1]	$ 2,183	$ 884
Cash on deposit in NIS, bearing interest	50		56
Interest rate on deposits held in banks	0.02%		0.15%
Deposits held in banks used as collateral for bank guarantees	$ 42		$ 42

[1]	As of December 31, 2014, US$50 thousand (2013: US$56 thousand) is deposited in NIS bearing an average annual interest of 0.02% (2013: 0.15%). US$42 thousand (2013: US$42 thousand) was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.